UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

CORPORATE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management. Total return consists of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Corporate Bond Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	Western Asset Corporate Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Western Asset Corporate Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexv, gained 4.92% for the six months ended June 30, 2017. The high-yield market began the reporting period on a positive

IV	Western Asset Corporate Bond Fund

note, as it rallied sharply over the first two months of the period. This was driven by robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied from April through June 2017.

Performance review

For the six months ended June 30, 2017, Class A shares of Western Asset Corporate Bond Fund, excluding sales charges, returned 4.23%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Credit Indexvi, returned 3.68% for the same period. The Lipper Corporate Debt Funds BBB-Rated Category Average1 returned 3.69% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Corporate Bond Fund:
Class A	4.23%
Class C	3.86%
Class C1[2]	3.92%
Class I	4.40%
Class P	4.14%
Bloomberg Barclays U.S. Credit Index	3.68%
Lipper Corporate Debt Funds BBB-Rated Category Average	3.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2017 for Class A, Class C, Class C1, Class I and Class P shares were 2.73%, 2.10%, 2.40%, 3.14%, and 2.62%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1 and Class I shares would have been 2.69%, 2.07%, 2.37% and 3.11%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 265 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Corporate Bond Fund	V

Investment commentary (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class P shares were 1.02%, 1.70%, 1.49%, 0.69%, and 1.18%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.95% for Class A shares, 1.70% for Class C shares, 1.40% for Class C1 shares, 0.65% for Class I shares and 1.20% for Class P shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: The Fund is subject to interest rate and credit risks and fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High yield bonds, also known as “junk” bonds, possess greater price volatility, illiquidity and possibility of default than higher grade bonds. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Corporate Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

vi	The Bloomberg Barclays U.S. Credit Index is an index composed of corporate and non-corporate debt issues that are investment grade (rated Baa3/BBB- or higher).

Western Asset Corporate Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016 and does not include derivatives, such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.23%	$1,000.00	$1,042.30	0.98%	$4.96	Class A	5.00%	$1,000.00	$1,019.93	0.98%	$4.91
Class C	3.86	1,000.00	1,038.60	1.70	8.59	Class C	5.00	1,000.00	1,016.36	1.70	8.50
Class C1	3.92	1,000.00	1,039.20	1.45	7.33	Class C1	5.00	1,000.00	1,017.60	1.45	7.25
Class I	4.40	1,000.00	1,044.00	0.65	3.29	Class I	5.00	1,000.00	1,021.57	0.65	3.26
Class P	4.14	1,000.00	1,041.40	1.17	5.92	Class P	5.00	1,000.00	1,018.99	1.17	5.86

2	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

4	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Credit Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Corp. Bond	— Western Asset Corporate Bond Fund

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.2%
Consumer Discretionary — 6.4%
Auto Components — 1.1%
Goodyear Tire & Rubber Co., Senior Notes	4.875%	3/15/27	890,000	$905,575
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	660,000	695,475	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,930,000	3,102,137	(a)
Total Auto Components				4,703,187
Automobiles — 1.7%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,335,000	1,659,398
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,470,000	1,670,054
General Motors Co., Senior Notes	4.875%	10/2/23	470,000	504,366
General Motors Co., Senior Notes	6.600%	4/1/36	460,000	534,451
General Motors Co., Senior Notes	6.250%	10/2/43	340,000	378,932
General Motors Co., Senior Notes	6.750%	4/1/46	760,000	904,481
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	1,580,000	1,667,031
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	50,000	50,874
Total Automobiles				7,369,587
Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	460,000	503,603
McDonald’s Corp., Senior Notes	3.700%	1/30/26	690,000	715,856
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	190,000	198,312	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	940,000	978,061	(a)
Total Hotels, Restaurants & Leisure				2,395,832
Household Durables — 0.5%
Lennar Corp., Senior Notes	4.500%	4/30/24	760,000	787,436
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,120,000	1,190,478
Total Household Durables				1,977,914
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,230,000	1,260,750	(a)
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	529,000	708,929
Comcast Corp., Senior Notes	3.150%	3/1/26	1,390,000	1,398,728
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	106,087
TCI Communications Inc., Senior Notes	7.125%	2/15/28	180,000	238,174
Time Warner Cable LLC, Debentures	7.300%	7/1/38	1,000,000	1,281,953
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	610,000	730,568
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	910,000	1,252,446
Time Warner Inc., Senior Notes	3.800%	2/15/27	840,000	847,334
UBM PLC, Notes	5.750%	11/3/20	745,000	784,874	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	90,000	80,295
Total Media				8,690,138

See Notes to Financial Statements.

6	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Multiline Retail — 0.1%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	650,000	$621,519
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.125%	9/15/26	600,000	561,608
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	20,000	20,976
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,050,000	976,128
Total Specialty Retail				1,558,712
Textiles, Apparel & Luxury Goods — 0.1%
Coach Inc., Senior Notes	3.000%	7/15/22	480,000	473,811
Total Consumer Discretionary				27,790,700
Consumer Staples — 5.1%
Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	4,290,000	4,427,769
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	500,000	552,035
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	990,000	1,121,824
Becle SA de CV, Senior Notes	3.750%	5/13/25	530,000	529,950	(a)
Constellation Brands Inc., Senior Notes	3.700%	12/6/26	220,000	224,332
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	590,000	568,598
PepsiCo Inc., Senior Notes	3.600%	3/1/24	360,000	381,169
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	740,000	824,754	(a)
Total Beverages				8,630,431
Food & Staples Retailing — 1.4%
Costco Wholesale Corp., Senior Bonds	2.300%	5/18/22	630,000	629,091
Costco Wholesale Corp., Senior Notes	3.000%	5/18/27	630,000	629,323
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,057,754
CVS Health Corp., Senior Notes	5.125%	7/20/45	850,000	978,236
Kroger Co., Senior Notes	2.650%	10/15/26	690,000	637,636
Wal-Mart Stores Inc., Senior Notes	1.125%	4/11/18	1,230,000	1,227,589
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	890,000	889,810
Total Food & Staples Retailing				6,049,439
Food Products — 0.5%
Danone SA, Senior Notes	2.947%	11/2/26	690,000	668,264	(a)
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	150,000	155,155
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	20,000	19,178
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	80,000	86,767
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	50,000	65,910	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	240,000	254,283
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	640,000	694,984
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	530,000	533,860	(a)
Total Food Products				2,478,401

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — 1.2%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,440,000	$1,653,556
Altria Group Inc., Senior Notes	2.850%	8/9/22	470,000	477,671
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	62,159
Reynolds American Inc., Senior Notes	8.125%	6/23/19	1,457,000	1,625,763
Reynolds American Inc., Senior Notes	8.125%	5/1/40	960,000	1,346,132
Total Tobacco				5,165,281
Total Consumer Staples				22,323,552
Energy — 15.3%
Energy Equipment & Services — 1.1%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	320,000	294,400
Ensco PLC, Senior Notes	4.500%	10/1/24	410,000	317,750
Ensco PLC, Senior Notes	5.200%	3/15/25	930,000	760,275
Halliburton Co., Senior Bonds	3.800%	11/15/25	350,000	359,313
Halliburton Co., Senior Notes	3.500%	8/1/23	420,000	432,865
Halliburton Co., Senior Notes	5.000%	11/15/45	950,000	1,014,672
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,440,000	1,354,218	(a)
Pride International Inc., Senior Notes	7.875%	8/15/40	260,000	220,350
Total Energy Equipment & Services				4,753,843
Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	220,000	278,551
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,680,000	1,794,618
Anadarko Petroleum Corp., Senior Notes	3.450%	7/15/24	480,000	469,600
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	1,390,000	1,555,984
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,860,000	2,195,771
Apache Corp., Senior Notes	5.100%	9/1/40	230,000	235,779
Apache Corp., Senior Notes	4.750%	4/15/43	1,070,000	1,077,061
BP Capital Markets PLC, Senior Bonds	2.315%	2/13/20	560,000	565,353
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	1,220,000	1,210,567
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	470,000	477,719
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	650,000	667,716
Cenovus Energy Inc., Senior Notes	4.250%	4/15/27	850,000	811,326	(a)
Chevron Corp., Senior Notes	1.718%	6/24/18	2,300,000	2,305,338
Chevron Corp., Senior Notes	2.954%	5/16/26	870,000	864,488
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,110,000	1,118,298
Devon Energy Corp., Senior Notes	3.250%	5/15/22	1,070,000	1,064,597
Devon Energy Corp., Senior Notes	5.850%	12/15/25	500,000	569,130
Devon Energy Corp., Senior Notes	5.600%	7/15/41	150,000	156,302
Devon Energy Corp., Senior Notes	5.000%	6/15/45	740,000	750,373

See Notes to Financial Statements.

8	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	585,000	$760,902
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	870,000	875,120
Dominion Energy Inc., Senior Notes	2.850%	8/15/26	830,000	792,749
Ecopetrol SA, Senior Notes	5.375%	6/26/26	620,000	646,350
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,029,000	949,767
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	360,000	370,440	(b)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	910,000	957,794
Exxon Mobil Corp., Senior Notes	1.439%	3/1/18	1,240,000	1,240,341
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	530,000	535,129
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	560,000	592,246
Hess Corp., Notes	7.875%	10/1/29	107,000	129,640
Hess Corp., Senior Notes	4.300%	4/1/27	920,000	900,408
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,306,000	1,533,811
Kerr-McGee Corp., Notes	7.875%	9/15/31	240,000	309,280
Kerr-McGee Corp., Senior Bonds	7.125%	10/15/27	550,000	634,451
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	270,000	278,783
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	430,000	433,479	(a)
LUKOIL International Finance BV, Senior Notes	4.750%	11/2/26	790,000	810,208	(a)
Marathon Petroleum Corp., Senior Notes	3.625%	9/15/24	960,000	971,504
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	2,170,000	2,221,537	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	470,000	515,768
Noble Energy Inc., Senior Notes	6.000%	3/1/41	170,000	190,850
Noble Energy Inc., Senior Notes	5.250%	11/15/43	190,000	197,568
Northwest Pipeline LLC, Senior Notes	4.000%	4/1/27	2,010,000	2,019,793	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,120,000	1,131,376
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	430,000	419,236
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	610,000	648,176
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	60,000	62,520
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	340,000	339,468
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,850,000	1,961,925
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,911,000	1,985,051
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	980,000	1,088,290
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,070,000	1,150,785	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	300,000	286,500
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	860,000	876,349	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	1,050,000	1,102,633	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	210,000	207,461
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,850,000	1,940,829

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	$29,698
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	1,050,000	1,032,191
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	580,000	569,125
Tennessee Gas Pipeline Co., LLC, Senior Notes	7.000%	3/15/27	820,000	977,938
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,365,000	1,758,965
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	1,520,000	1,511,009
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,770,000	1,815,073
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	364,000	424,060
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	820,000	846,650
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	630,000	811,125
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,730,000	1,928,587	(a)
Total Oil, Gas & Consumable Fuels				61,941,509
Total Energy				66,695,352
Financials — 27.4%
Banks — 16.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	700,000	739,369	(a)
Banco Mercantil De Norte, Junior Subordinated Notes	6.875%	7/6/22	400,000	413,176	(a)(b)(c)
Banco Mercantil De Norte, Junior Subordinated Notes	7.625%	1/10/28	600,000	622,380	(a)(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	3,000,000	3,122,502
Bank of America Corp., Senior Notes	7.625%	6/1/19	1,240,000	1,367,926
Bank of America Corp., Senior Notes	3.705%	4/24/28	1,090,000	1,099,330	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	170,220
Bank of America Corp., Senior Notes	4.875%	4/1/44	250,000	280,987
Bank of America Corp., Senior Notes	4.443%	1/20/48	90,000	95,431	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	510,000	529,922
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,400,000	2,476,198
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	3,540,000	4,055,512
Barclays PLC, Subordinated Notes	4.836%	5/9/28	710,000	726,674
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	350,000	385,875	(a)(b)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	2,060,000	2,176,547	(a)
BPCE SA, Senior Notes	3.000%	5/22/22	1,780,000	1,797,341	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,180,000	1,262,540	(a)
Citigroup Inc., Senior Notes	7.875%	5/15/25	260,000	333,186
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,487,000	3,830,288
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	420,000	441,512
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,290,000	1,312,405
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	75,200

See Notes to Financial Statements.

10	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,457,000	$3,730,566
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	460,000	568,783
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	320,000	372,872	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.000%	5/22/27	1,410,000	1,461,465	(b)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	270,000	279,008
HSBC Holdings PLC, Senior Notes	4.041%	3/13/28	2,880,000	2,986,623	(b)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,600,000	1,600,464
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	700,000	710,947	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,540,000	2,686,352	(a)
JPMorgan Chase & Co., Senior Notes	1.850%	3/22/19	3,750,000	3,747,000
JPMorgan Chase & Co., Senior Notes	4.260%	2/22/48	810,000	849,537	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	700,000	694,323
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	160,000	192,933
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	660,000	738,015
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	410,000	453,306	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	240,000	244,012
Lloyds Banking Group PLC, Senior Notes	3.000%	1/11/22	1,980,000	2,001,653
NBK SPC Ltd., Senior Notes	2.750%	5/30/22	2,130,000	2,111,056	(a)
Nordea Bank AB, Subordinated Notes	4.250%	9/21/22	1,790,000	1,900,461	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	950,000	1,037,875	(b)(c)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	925,000	1,091,571
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	850,000	876,235
Santander UK Group Holdings PLC, Senior Notes	2.875%	8/5/21	1,140,000	1,143,647
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	1,740,000	1,781,442
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	980,000	1,110,257	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	440,000	473,184	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	550,000	627,091	(a)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	80,000	77,994
Wells Fargo & Co., Senior Notes	3.584%	5/22/28	640,000	647,607	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	1,170,000	1,212,854
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,340,000	1,405,261
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	1,680,000	1,947,878
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	890,000	972,743
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	390,000	395,807
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	1,280,000	1,369,953
Total Banks				70,815,296
Capital Markets — 6.0%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,370,000	1,413,091

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	590,000	$628,285	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.450%	4/16/21	1,570,000	1,613,098
Daiwa Securities Group Inc., Senior notes	3.129%	4/19/22	150,000	151,209	(a)
Goldman Sachs Capital III, Junior Subordinated Bonds	4.000%	7/31/17	470,000	404,200	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	720,000	798,561
Goldman Sachs Group Inc., Senior Notes	2.372%	4/30/18	2,800,000	2,821,680	(b)
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	4,300,000	4,666,012
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,740,000	1,732,828
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	80,000	104,719
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	730,000	755,887
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,370,000	1,525,262
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,770,000	1,876,759	(a)
Morgan Stanley, Senior Notes	2.125%	4/25/18	4,720,000	4,736,506
Morgan Stanley, Senior Notes	2.373%	5/8/24	380,000	382,272	(b)
Morgan Stanley, Senior Notes	4.375%	1/22/47	740,000	773,918
Northern Trust Corp., Subordinated Notes	3.375%	5/8/32	190,000	190,155	(b)
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	570,000	621,036
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	840,000	879,321	(a)
Total Capital Markets				26,074,799
Consumer Finance — 1.0%
American Express Co., Notes	7.000%	3/19/18	3,600,000	3,734,460
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	720,000	812,059
Total Consumer Finance				4,546,519
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	2,140,000	2,199,045
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	520,000	563,298
Blackstone Holdings Finance Co., LLC, Senior Notes	5.000%	6/15/44	950,000	1,035,892	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	730,000	735,138	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	710,000	808,233	(a)
ILFC E-Capital Trust II, Bonds	4.590%	12/21/65	643,000	617,280	(a)(b)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	2,770,000	2,932,441	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,140,000	1,195,940	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	1,000,000	1,006,915
Total Diversified Financial Services				11,094,182
Insurance — 1.4%
American International Group Inc., Senior Notes	4.500%	7/16/44	90,000	91,875

See Notes to Financial Statements.

12	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Brighthouse Financial Inc., Senior Notes	3.700%	6/22/27	1,840,000	$1,821,401	(a)
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	120,000	118,940	(a)
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	290,000	296,945
Chubb INA Holdings Inc., Senior Notes	4.350%	11/3/45	440,000	483,667
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	870,000	977,349
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	780,000	836,437	(a)
MetLife Inc., Senior Bonds	4.721%	12/15/44	110,000	122,901
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	460,000	516,081	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	600,000	615,777	(a)
Total Insurance				5,881,373
Thrifts & Mortgage Finance — 0.1%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	420,000	435,750	(a)
Total Financials				118,847,919
Health Care — 5.3%
Biotechnology — 0.9%
Amgen Inc., Senior Notes	3.625%	5/22/24	290,000	302,960
Amgen Inc., Senior Notes	4.400%	5/1/45	150,000	154,689
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	360,613
Celgene Corp., Senior Notes	3.550%	8/15/22	370,000	385,624
Celgene Corp., Senior Notes	3.625%	5/15/24	510,000	529,059
Celgene Corp., Senior Notes	3.875%	8/15/25	390,000	407,986
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	890,000	926,032
Gilead Sciences Inc., Senior Notes	4.000%	9/1/36	300,000	298,910
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	170,000	206,508
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	90,000	93,519
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	150,000	165,069
Total Biotechnology				3,830,969
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	710,000	775,268
Abbott Laboratories, Senior Notes	4.900%	11/30/46	150,000	165,880
Becton, Dickinson & Co., Senior Bonds	4.875%	5/15/44	180,000	187,408
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	1,680,000	1,688,714
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	440,000	454,891
Medtronic Inc., Senior Notes	4.625%	3/15/44	310,000	345,134
Total Health Care Equipment & Supplies				3,617,295

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 2.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,090,000	$1,089,589
BioScrip Inc., First Lien Notes	8.224%	6/30/22	1,521,000	1,505,790	(b)(d)(e)(h)
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	810,000	813,537
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	100,000	90,581
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,370,000	1,421,375
Humana Inc., Senior Notes	3.850%	10/1/24	470,000	489,196
Humana Inc., Senior Notes	3.950%	3/15/27	230,000	240,168
Humana Inc., Senior Notes	4.950%	10/1/44	990,000	1,116,125
Humana Inc., Senior Notes	4.800%	3/15/47	160,000	177,035
Kaiser Foundation Hospitals, Notes	4.150%	5/1/47	920,000	955,706
Medco Health Solutions Inc., Senior Notes	4.125%	9/15/20	860,000	901,296
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	720,000	734,908
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	350,000	403,016
Total Health Care Providers & Services				9,938,322
Pharmaceuticals — 1.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	540,000	557,223
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	320,000	331,527
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	740,000	792,207
Allergan Inc., Senior Notes	2.800%	3/15/23	270,000	267,697
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	450,000	454,987
Johnson & Johnson, Senior Notes	3.700%	3/1/46	900,000	927,012
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,860,000	1,867,477
Pfizer Inc., Senior Notes	4.400%	5/15/44	210,000	231,148
Total Pharmaceuticals				5,429,278
Total Health Care				22,815,864
Industrials — 4.0%
Aerospace & Defense — 0.6%
Hexcel Corp., Senior Notes	3.950%	2/15/27	980,000	1,005,498
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	920,000	955,016
Rockwell Collins Inc., Senior Notes	3.500%	3/15/27	710,000	721,407
Total Aerospace & Defense				2,681,921
Airlines — 1.0%
American Airlines, Pass-Through Trust, Secured Bonds	4.375%	10/1/22	646,663	662,022
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	322,691	321,078
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,400,527	1,465,301	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	280,217	282,318
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	303,866	325,137

See Notes to Financial Statements.

14	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	175,984	$202,601
United Airlines Inc., Pass-Through Certificates, Secured Bonds	5.375%	8/15/21	570,810	600,064
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	445,966	460,460
Total Airlines				4,318,981
Commercial Services & Supplies — 0.3%
Cintas Corp., Senior Notes	2.900%	4/1/22	180,000	183,012
Cintas Corp., Senior Notes	3.700%	4/1/27	380,000	392,655
Waste Management Inc., Senior Notes	3.500%	5/15/24	360,000	375,545
Waste Management Inc., Senior Notes	7.750%	5/15/32	300,000	422,255
Total Commercial Services & Supplies				1,373,467
Electrical Equipment — 0.5%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,500,000	2,060,694
Industrial Conglomerates — 1.2%
General Electric Co., Medium-Term Notes	6.750%	3/15/32	5,000	6,864
General Electric Co., Senior Notes	5.875%	1/14/38	330,000	427,895
General Electric Co., Senior Notes	6.875%	1/10/39	2,696,000	3,915,535
General Electric Co., Senior Notes	4.625%	1/30/43	560,000	571,066
General Electric Co., Senior Notes, Medium-Term Notes	6.150%	8/7/37	100,000	131,930
Total Industrial Conglomerates				5,053,290
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000	701,702
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	270,000	268,650	(a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	534,981
Union Pacific Corp., Senior Notes	4.375%	11/15/65	250,000	262,135
Total Road & Rail				1,767,468
Total Industrials				17,255,821
Information Technology — 5.0%
Communications Equipment — 0.6%
Harris Corp., Senior Notes	5.550%	10/1/21	720,000	799,686
Harris Corp., Senior Notes	7.000%	1/15/26	990,000	1,187,576
Harris Corp., Senior Notes	4.854%	4/27/35	630,000	691,885
Total Communications Equipment				2,679,147
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices Inc., Senior Notes	2.500%	12/5/21	880,000	881,696
Analog Devices Inc., Senior Notes	3.125%	12/5/23	1,560,000	1,578,868
NXP BV/NXP Funding LLC, Senior Notes	3.875%	9/1/22	1,100,000	1,148,125	(a)
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	130,000	133,132
Total Semiconductors & Semiconductor Equipment				3,741,821

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Software — 1.9%
Microsoft Corp., Senior Notes	1.300%	11/3/18	2,000,000	$1,997,214
Microsoft Corp., Senior Notes	3.300%	2/6/27	130,000	134,070
Microsoft Corp., Senior Notes	3.450%	8/8/36	1,820,000	1,824,865
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,860,000	3,086,775
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,250,000	1,240,205
Total Software				8,283,129
Technology Hardware, Storage & Peripherals — 1.6%
Apple Inc., Senior Notes	2.450%	8/4/26	1,670,000	1,598,808
Apple Inc., Senior Notes	3.350%	2/9/27	1,110,000	1,136,152
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,420,000	2,477,707	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,770,000	1,867,621	(a)
Total Technology Hardware, Storage & Peripherals				7,080,288
Total Information Technology				21,784,385
Materials — 5.4%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	540,000	548,640	(a)
Metals & Mining — 5.3%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	680,000	741,200	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	300,000	330,750	(a)
Anglo American Capital PLC, Senior Notes	2.625%	9/27/17	1,440,000	1,442,160	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	2,040,000	2,055,300	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	480,000	494,304	(a)
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	308,000	333,652
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	404,000	436,245
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	780,000	926,836
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	640,000	775,852
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	700,000	811,908
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,350,000	1,545,871	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	200,000	196,000	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	390,000	382,200	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	300,000	299,250
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,960,000	2,078,815
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	1,970,000	2,043,274	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	230,000	236,308	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	1,330,000	1,392,310	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,570,000	1,547,799	(a)
HudBay Minerals Inc., Senior Notes	7.250%	1/15/23	680,000	704,650	(a)
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	660,000	694,650	(a)

See Notes to Financial Statements.

16	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Schaeffler Finance BV, Senior Secured Notes	4.750%	5/15/23	370,000	$382,950	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	449,913
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	457,000	492,418
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	2,070,000	2,094,424
Total Metals & Mining				22,889,039
Paper & Forest Products — 0.0%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	80,000	83,600
Total Materials				23,521,279
Real Estate — 0.7%
Equity Real Estate Investment Trusts (REITs) — 0.5%
Mid-America Apartments LP, Senior Notes	3.600%	6/1/27	1,070,000	1,069,318
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	990,000	1,003,152	(a)
Total Equity Real Estate Investment Trusts (REITs)				2,072,470
Real Estate Management & Development — 0.2%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	800,000	1,109,697
Total Real Estate				3,182,167
Telecommunication Services — 4.0%
Diversified Telecommunication Services — 3.1%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,120,000	1,105,195
AT&T Inc., Senior Notes	5.350%	9/1/40	9,000	9,562
AT&T Inc., Senior Notes	5.550%	8/15/41	560,000	610,581
AT&T Inc., Senior Notes	4.800%	6/15/44	490,000	487,434
AT&T Inc., Senior Notes	4.500%	3/9/48	538,000	505,420
AT&T Inc., Senior Notes	4.550%	3/9/49	43,000	40,800
British Telecommunications PLC, Bonds	9.125%	12/15/30	545,000	830,508
Deutsche Telekom International Finance BV, Senior Notes	2.485%	9/19/23	2,230,000	2,167,861	(a)
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	310,000	426,606
Telefonica Emisiones SAU, Senior Notes	4.103%	3/8/27	570,000	590,067
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	750,000	812,960
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	250,000	269,589
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	170,000	186,546
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	4,200,000	4,346,328
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	1,440,000	1,367,912
Total Diversified Telecommunication Services				13,757,369
Wireless Telecommunication Services — 0.9%
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	3,750,000	3,792,188	(a)
Total Telecommunication Services				17,549,557

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Utilities — 3.6%
Electric Utilities — 3.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	$1,391,233
Cleveland Electric Illuminating Co., Senior Secured Bonds	8.875%	11/15/18	1,350,000	1,470,378
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	390,000	413,888	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	1,132,874
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,631,031
Duke Energy Corp., Senior Notes	2.650%	9/1/26	590,000	561,468
Duke Energy Corp., Senior Notes	3.750%	9/1/46	660,000	629,705
Exelon Corp., Senior Notes	3.400%	4/15/26	1,700,000	1,697,460
FirstEnergy Corp., Notes	7.375%	11/15/31	1,140,000	1,503,451
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	920,000	924,806
Great Plains Energy Inc., Senior Notes	3.900%	4/1/27	750,000	760,216
Great Plains Energy Inc., Senior Notes	4.850%	4/1/47	150,000	154,958
Pacific Gas & Electric Co., Senior Notes	4.500%	12/15/41	1,010,000	1,092,630
Pacific Gas & Electric Co., Senior Notes	4.300%	3/15/45	560,000	601,302
Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	519,789	(a)
Public Service Electric & Gas Co., Senior Secured Notes	2.250%	9/15/26	530,000	500,700
Total Electric Utilities				14,985,889
Multi-Utilities — 0.2%
San Diego Gas & Electric Co., Senior Secured Bonds	3.750%	6/1/47	700,000	703,170
Total Utilities				15,689,059
Total Corporate Bonds & Notes (Cost — $343,474,030)				357,455,655
Asset-Backed Securities — 0.3%
GoldenTree Loan Opportunities Ltd., 2015-10A D	4.506%	7/20/27	500,000	499,678	(a)(b)
Madison Park Funding Ltd., 2013-11A C	3.791%	10/23/25	400,000	400,271	(a)(b)
Regatta IV Funding Ltd., 2014-1A D	4.538%	7/25/26	500,000	499,145	(a)(b)
Total Asset-Backed Securities (Cost — $1,366,851)				1,399,094
Collateralized Mortgage Obligations — 1.8%
Citigroup Commercial Mortgage Trust, 2015-GC27 E	3.000%	2/10/48	1,000,000	589,072	(a)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.643%	4/8/31	1,190,000	1,190,020	(a)(b)
Colony Mortgage Capital Ltd., 2014-FL1 D	4.919%	4/8/31	350,000	350,006	(a)(b)
Commercial Mortgage Trust, 2015-CR25 D	3.948%	8/10/48	100,000	80,450	(b)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	1,200,000	677,832	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	1.516%	1/25/36	1,594,082	1,450,018	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 D	4.272%	8/15/48	440,000	332,370	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.772%	8/15/48	900,000	601,448	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	2,560,000	1,581,486	(a)

See Notes to Financial Statements.

18	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations — continued
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,000,000		$580,884	(a)
Wells Fargo Commercial Mortgage Trust, 2015-SG1 D	4.619%	9/15/48	300,000		234,348	(b)
Total Collateralized Mortgage Obligations (Cost — $8,107,544)					7,667,934
Municipal Bonds — 1.3%
Alabama — 0.2%
Alabama Economic Settlement Authority, BP Settlement Revenue	3.163%	9/15/25	840,000		853,625
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000		877,086
University of California Revenue, Taxable	4.062%	5/15/33	550,000		570,818
Total California					1,447,904
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	460,000		468,726
Illinois — 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	445,000		449,512
Illinois State, GO, Taxable	5.650%	12/1/38	670,000		631,770
Total Illinois					1,081,282
New York — 0.2%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000		916,785
Ohio — 0.2%
American Municipal Power-Ohio Inc., OH, Revenue, Build America Bonds	7.499%	2/15/50	480,000		676,565
Total Municipal Bonds (Cost — $5,064,660)					5,444,887
Senior Loans — 0.2%
Consumer Discretionary — 0.2%
Multiline Retail — 0.2%
Dollar Tree Inc., Term Loan B2 (Cost — $990,000)	4.250%	7/6/22	990,000		1,004,999	(f)(g)
Sovereign Bonds — 5.5%
Argentina — 3.0%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,270,000		3,678,750	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	760,000		800,561	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	1,080,000		1,123,913	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	2,230,000	ARS	142,678
Republic of Argentina, Bonds	19.750%	6/21/20	17,270,000	ARS	1,081,063	(b)
Republic of Argentina, Senior Bonds	7.500%	4/22/26	2,770,000		2,991,600
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,350,000		1,401,975

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Republic of Argentina, Senior Notes	7.125%	6/28/2117	450,000		$409,050	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	21,370,000	ARS	1,295,029
Total Argentina					12,924,619
Colombia — 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	820,000		900,360
Ecuador — 1.0%
Republic of Ecuador, Senior Notes	9.625%	6/2/27	1,280,000		1,283,200	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,780,000		1,904,600	(a)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	990,000		993,663	(a)
Total Ecuador					4,181,463
Guatemala — 0.1%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	390,000		387,855	(a)
Honduras — 0.2%
Republic of Honduras, Senior Notes	6.250%	1/19/27	970,000		1,006,375	(a)
Kuwait — 0.6%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,530,000		2,589,265	(a)
Mexico — 0.2%
United Mexican States, Senior Notes	4.350%	1/15/47	1,200,000		1,130,040
Panama — 0.2%
Republic of Panama, Senior Notes	4.500%	5/15/47	210,000		212,888
Republic of Panama, Senior Bonds	4.300%	4/29/53	700,000		689,500
Total Panama					902,388
Total Sovereign Bonds (Cost — $23,416,556)					24,022,365
U.S. Government & Agency Obligations — 4.8%
U.S. Government Obligations — 4.8%
U.S. Treasury Bonds	3.625%	2/15/44	4,410,000		5,082,697
U.S. Treasury Bonds	2.500%	2/15/46	2,820,000		2,625,465
U.S. Treasury Bonds	2.250%	8/15/46	30,000		26,413
U.S. Treasury Bonds	2.875%	11/15/46	1,110,000		1,116,353
U.S. Treasury Bonds	3.000%	2/15/47	3,380,000		3,487,406
U.S. Treasury Notes	1.875%	1/31/22	1,150,000		1,151,617
U.S. Treasury Notes	1.875%	2/28/22	260,000		260,350
U.S. Treasury Notes	1.750%	5/31/22	1,020,000		1,014,143
U.S. Treasury Notes	2.125%	2/29/24	1,970,000		1,972,656
U.S. Treasury Notes	2.000%	5/31/24	1,170,000		1,160,722
U.S. Treasury Notes	2.375%	5/15/27	2,875,000		2,893,587
Total U.S. Government & Agency Obligations (Cost — $20,649,129)					20,791,409

See Notes to Financial Statements.

20	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

Security		Shares	Value
Common Stocks — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp. (Cost — $9,445)		1,518	$10,899	*

	Rate
Convertible Preferred Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Sanchez Energy Corp. (Cost — $404,550)	4.875%	15,500	408,580
Preferred Stocks — 0.1%
Financials — 0.1%
Insurance — 0.1%
Delphi Financial Group Inc. (Cost — $391,718)	4.372%	15,675	337,992	(b)
Total Investments before Short-Term Investments (Cost — $403,874,483)			418,543,814
Short-Term Investments — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $9,282,659)	0.935%	9,282,659	9,282,659
Total Investments — 98.4% (Cost — $413,157,142#)			427,826,473
Other Assets in Excess of Liabilities — 1.6%			6,758,893
Total Net Assets — 100.0%			$434,585,366

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Restricted security (See Note 9).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
GO	— General Obligation

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Corporate Bond Fund

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	188	9/17	$40,674,669	$40,628,563	$(46,106)
U.S. Treasury 5-Year Notes	29	9/17	3,424,028	3,417,242	(6,786)
U.S. Treasury Long-Term Bonds	15	9/17	2,281,221	2,305,313	24,092
					(28,800)
Contracts to Sell:
U.S. Treasury 10-Year Notes	62	9/17	7,825,344	7,782,938	42,406
U.S. Treasury Ultra Long-Term Bonds	45	9/17	7,364,504	7,464,375	(99,871)
					(57,465)
Net unrealized depreciation on open futures contracts					$(86,265)

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,870,000	USD	4,406,320	Bank of America N.A.	7/20/17	$17,194
EUR	2,343,973	USD	2,559,290	Barclays Bank PLC	7/20/17	119,934
USD	2,498,145	EUR	2,343,973	Barclays Bank PLC	7/20/17	(181,079)
Total						$(43,951)

Abbreviations used in this table:
EUR	— Euro
USD	— United States Dollar

At June 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation
$3,836,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(16,389)	$93,527

See Notes to Financial Statements.

22	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Western Asset Corporate Bond Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2017[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse (Air Products & Chemicals Inc., 3.000%, due 11/3/21)	$960,000	3/20/18	0.07%	1.000% quarterly	$(6,496)	$(2,820)	$(3,676)
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	1,475,887	3/20/19	0.24%	1.000% quarterly	(19,193)	(13,471)	(5,722)
Total	$2,435,887				$(25,689)	$(16,291)	$(9,398)

At June 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.28 Index	$10,830,000	6/20/22	5.000% quarterly	$(742,759)	$(726,830)	$(15,929)
Markit CDX.NA.IG.28 Index	5,124,000	6/20/22	1.000% quarterly	(95,152)	(76,426)	(18,726)
Total	$15,954,000			$(837,911)	$(803,256)	$(34,655)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments, at value (Cost — $413,157,142)	$427,826,473
Foreign currency, at value (Cost — $212)	197
Cash	43,922
Receivable for securities sold	6,749,587
Interest and dividends receivable	4,751,296
Receivable for Fund shares sold	736,206
Deposits with brokers for centrally cleared swap contracts	680,155
Deposits with brokers for open futures contracts	171,394
Unrealized appreciation on forward foreign currency contracts	137,128
Receivable from broker — variation margin on open futures contracts	17,328
Deposits with brokers for OTC swap contracts	10,000
Prepaid expenses	42,301
Other assets	1,226
Total Assets	441,167,213

Liabilities:
Payable for securities purchased	5,201,443
Payable for Fund shares repurchased	503,086
Unrealized depreciation on forward foreign currency contracts	181,079
Investment management fee payable	165,802
Distributions payable	123,501
Service and/or distribution fees payable	90,018
OTC swaps, at value (premiums received — $16,291)	25,689
Payable to broker — variation margin on centrally cleared swaps	7,614
Trustees’ fees payable	995
Payable for open OTC swap contracts	744
Accrued expenses	281,876
Total Liabilities	6,581,847
Total Net Assets	$434,585,366

Net Assets:
Par value (Note 7)	$348
Paid-in capital in excess of par value	459,682,144
Overdistributed net investment income	(677,871)
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(39,001,600)
Net unrealized appreciation on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currencies	14,582,345
Total Net Assets	$434,585,366

See Notes to Financial Statements.

24	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Net Assets:
Class A	$265,943,713
Class C	$6,193,664
Class C1	$10,578,353
Class I	$93,624,942
Class P	$58,244,694

Shares Outstanding:
Class A	21,293,603
Class C	495,835
Class C1	852,116
Class I	7,494,887
Class P	4,667,595

Net Asset Value:
Class A (and redemption price)	$12.49
Class C*	$12.49
Class C1*	$12.41
Class I (and redemption price)	$12.49
Class P (and redemption price)	$12.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.04

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest	$8,723,845
Dividends	35,298
Total Investment Income	8,759,143

Expenses:
Investment management fee (Note 2)	1,017,689
Service and/or distribution fees (Notes 2 and 5)	542,512
Transfer agent fees (Note 5)	308,077
Registration fees	43,894
Fund accounting fees	25,001
Audit and tax fees	23,032
Shareholder reports	22,741
Legal fees	19,804
Trustees’ fees	4,706
Custody fees	3,739
Insurance	2,672
Commitment fees (Note 8)	2,232
Interest expense	223
Miscellaneous expenses	7,302
Total Expenses	2,023,624
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(38,717)
Net Expenses	1,984,907
Net Investment Income	6,774,236

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,954,672
Futures contracts	(140,092)
Swap contracts	(640,694)
Forward foreign currency contracts	(30,148)
Foreign currency transactions	1,230
Net Realized Gain	2,144,968
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	8,348,198
Futures contracts	(281,890)
Swap contracts	181,443
Forward foreign currency contracts	(19,968)
Foreign currencies	(2,773)
Change in Net Unrealized Appreciation (Depreciation)	8,225,010
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	10,369,978
Increase in Net Assets From Operations	$17,144,214

See Notes to Financial Statements.

26	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$6,774,236	$13,525,660
Net realized gain	2,144,968	6,411,418
Change in net unrealized appreciation (depreciation)	8,225,010	7,401,813
Increase in Net Assets From Operations	17,144,214	27,338,891

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(7,410,833)	(13,973,199)
Decrease in Net Assets From Distributions to Shareholders	(7,410,833)	(13,973,199)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	86,270,911	87,852,412
Reinvestment of distributions	6,750,493	13,212,831
Cost of shares repurchased	(50,644,383)	(78,737,543)
Increase in Net Assets From Fund Share Transactions	42,377,021	22,327,700
Increase in Net Assets	52,110,402	35,693,392

Net Assets:
Beginning of period	382,474,964	346,781,572
End of period*	$434,585,366	$382,474,964
*Includes overdistributed net investment income of:	$(677,871)	$(41,274)

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.20	$11.74	$12.34	$11.87	$12.32	$11.20

Income (loss) from operations:
Net investment income	0.20	0.45	0.44	0.44	0.43	0.45
Net realized and unrealized gain (loss)	0.31	0.48	(0.53)	0.52	(0.41)	1.15
Total income (loss) from operations	0.51	0.93	(0.09)	0.96	0.02	1.60

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.51)	(0.49)	(0.47)	(0.48)
Total distributions	(0.22)	(0.47)	(0.51)	(0.49)	(0.47)	(0.48)

Net asset value, end of period	$12.49	$12.20	$11.74	$12.34	$11.87	$12.32
Total return[3]	4.23%	7.99%	(0.82)%	8.14%	0.20%	14.50%

Net assets, end of period (millions)	$266	$261	$234	$255	$255	$301

Ratios to average net assets:
Gross expenses	1.01%[4]	1.02%	1.02%	1.03%	1.03%	1.06%
Net expenses	0.98 [4,5,6]	1.02	1.02	1.03	1.03	1.06
Net investment income	3.32 [4]	3.73	3.64	3.60	3.57	3.81

Portfolio turnover rate	48%	114%	95%	109%	120%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.20	$11.74	$12.34	$11.88	$12.33	$12.10

Income (loss) from operations:
Net investment income	0.16	0.36	0.37	0.35	0.34	0.14
Net realized and unrealized gain (loss)	0.31	0.49	(0.55)	0.51	(0.41)	0.24
Total income (loss) from operations	0.47	0.85	(0.18)	0.86	(0.07)	0.38

Less distributions from:
Net investment income	(0.18)	(0.39)	(0.42)	(0.40)	(0.38)	(0.15)
Total distributions	(0.18)	(0.39)	(0.42)	(0.40)	(0.38)	(0.15)

Net asset value, end of period	$12.49	$12.20	$11.74	$12.34	$11.88	$12.33
Total return[4]	3.86%	7.28%	(1.47)%	7.27%	(0.50)%	3.17%

Net assets, end of period (000s)	$6,194	$6,956	$1,956	$762	$396	$849

Ratios to average net assets:
Gross expenses	1.71%[5]	1.70%	1.68%	1.87%	1.96%	1.64%[5]
Net expenses[6]	1.70 [5,7]	1.70	1.68	1.75 [7]	1.73 [7]	1.64 [5]
Net investment income	2.60 [5]	2.96	3.02	2.86	2.84	2.81 [5]

Portfolio turnover rate	48%	114%	95%	109%	120%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 1.75%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2017[3]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.13	$11.67	$12.27	$11.80	$12.25	$11.14

Income (loss) from operations:
Net investment income	0.17	0.40	0.38	0.38	0.37	0.38
Net realized and unrealized gain (loss)	0.30	0.47	(0.53)	0.51	(0.41)	1.14
Total income (loss) from operations	0.47	0.87	(0.15)	0.89	(0.04)	1.52

Less distributions from:
Net investment income	(0.19)	(0.41)	(0.45)	(0.42)	(0.41)	(0.41)
Total distributions	(0.19)	(0.41)	(0.45)	(0.42)	(0.41)	(0.41)

Net asset value, end of period	$12.41	$12.13	$11.67	$12.27	$11.80	$12.25
Total return[4]	3.92%	7.52%	(1.29)%	7.62%	(0.27)%	13.78%

Net assets, end of period (millions)	$11	$11	$14	$20	$25	$38

Ratios to average net assets:
Gross expenses	1.48%[5]	1.49%	1.48%	1.54%	1.50%	1.67%
Net expenses	1.45 [5,6,7]	1.49	1.48	1.54	1.50	1.67
Net investment income	2.85 [5]	3.28	3.17	3.08	3.08	3.23

Portfolio turnover rate	48%	114%	95%	109%	120%	142%

[1]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2017 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.20	$11.74	$12.35	$11.88	$12.33	$11.21

Income (loss) from operations:
Net investment income	0.22	0.49	0.48	0.48	0.46	0.49
Net realized and unrealized gain (loss)	0.32	0.48	(0.54)	0.52	(0.40)	1.15
Total income (loss) from operations	0.54	0.97	(0.06)	1.00	0.06	1.64

Less distributions from:
Net investment income	(0.25)	(0.51)	(0.55)	(0.53)	(0.51)	(0.52)
Total distributions	(0.25)	(0.51)	(0.55)	(0.53)	(0.51)	(0.52)

Net asset value, end of period	$12.49	$12.20	$11.74	$12.35	$11.88	$12.33
Total return[3]	4.40%	8.35%	(0.58)%	8.49%	0.51%	14.90%

Net assets, end of period (millions)	$94	$41	$23	$24	$16	$18

Ratios to average net assets:
Gross expenses	0.66%[4]	0.69%	0.69%	0.70%	0.72%	0.70%
Net expenses	0.65 [4,5,6]	0.69	0.69	0.70	0.72	0.70
Net investment income	3.64 [4]	4.03	3.96	3.92	3.87	4.13

Portfolio turnover rate	48%	114%	95%	109%	120%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.19	$11.73	$12.33	$11.86	$12.31	$11.19

Income (loss) from operations:
Net investment income	0.19	0.43	0.43	0.42	0.41	0.44
Net realized and unrealized gain (loss)	0.31	0.48	(0.54)	0.52	(0.41)	1.14
Total income (loss) from operations	0.50	0.91	(0.11)	0.94	0.00 [3]	1.58

Less distributions from:
Net investment income	(0.21)	(0.45)	(0.49)	(0.47)	(0.45)	(0.46)
Total distributions	(0.21)	(0.45)	(0.49)	(0.47)	(0.45)	(0.46)

Net asset value, end of period	$12.48	$12.19	$11.73	$12.33	$11.86	$12.31
Total return[4]	4.14%	7.83%	(0.97)%	8.00%	0.05%	14.33%

Net assets, end of period (millions)	$58	$62	$68	$82	$88	$118

Ratios to average net assets:
Gross expenses	1.18%[5]	1.18%	1.17%	1.16%	1.19%	1.22%
Net expenses	1.17 [5,6,7]	1.18	1.17	1.16	1.19	1.22
Net investment income	3.14 [5]	3.59	3.49	3.46	3.40	3.66

Portfolio turnover rate	48%	114%	95%	109%	120%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes:
Health care	—	$21,310,074	$1,505,790	$22,815,864
Other corporate bonds & notes	—	334,639,791	—	334,639,791
Asset-backed securities	—	1,399,094	—	1,399,094
Collateralized mortgage obligations	—	7,667,934	—	7,667,934
Municipal bonds	—	5,444,887	—	5,444,887
Senior loans	—	1,004,999	—	1,004,999
Sovereign bonds	—	24,022,365	—	24,022,365
U.S. government & agency obligations	—	20,791,409	—	20,791,409
Common stocks	$10,899	—	—	10,899
Convertible preferred stocks	—	408,580	—	408,580
Preferred stocks	337,992	—	—	337,992
Total long-term investments	348,891	416,689,133	1,505,790	418,543,814
Short-term investments†	9,282,659	—	—	9,282,659
Total investments	$9,631,550	$416,689,133	$1,505,790	$427,826,473
Other financial instruments:
Futures contracts	$66,498	—	—	$66,498
Forward foreign currency contracts	—	$137,128	—	137,128
Centrally cleared interest rate swaps	—	93,527	—	93,527
Total other financial instruments	$66,498	$230,655	—	$297,153
Total	$9,698,048	$416,919,788	$1,505,790	$428,123,626

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$152,763	—	—	$152,763
Forward foreign currency contracts	—	$181,079	—	181,079
Centrally cleared credit default swaps on credit indices — buy protection	—	34,655	—	34,655
OTC credit default swaps on corporate issues — buy protection‡	—	25,689	—	25,689
Total	$152,763	$241,423	—	$394,186

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $337,992 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate

36	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2017, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit

38	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

40	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $206,768. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2017, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,000, which could be used to reduce the required payment.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

42	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.65% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

Prior to March 31, 2017, as a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $38,717.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $31,711 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$39	$3,410	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$160,971,434	$62,259,359
Sales	123,804,411	65,721,835

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,818,745
Gross unrealized depreciation	(4,149,414)
Net unrealized appreciation	$14,669,331

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$66,498	—	$66,498
Centrally cleared swap contracts[3]	93,527	—	93,527
Forward foreign currency contracts	—	$137,128	137,128
Total	$160,025	$137,128	$297,153

44	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$152,763	—	—	$152,763
OTC swap contracts[4]	—	—	$25,689	25,689
Centrally cleared swap contracts[3]	—	—	34,655	34,655
Forward foreign currency contracts	—	$181,079	—	181,079
Total	$152,763	$181,079	$60,344	$394,186

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(140,092)	—	—	$(140,092)
Swap contracts	(26,383)	—	$(614,311)	(640,694)
Forward foreign currency contracts	—	$(30,148)	—	(30,148)
Total	$(166,475)	$(30,148)	$(614,311)	$(810,934)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(281,890)	—	—	$(281,890)
Swap contracts	(41,721)	—	$223,164	181,443
Forward foreign currency contracts	—	$(19,968)	—	(19,968)
Total	$(323,611)	$(19,968)	$223,164	$(120,415)

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$52,293,700
Futures contracts (to sell)	26,225,011
Forward foreign currency contracts (to buy)	2,135,688
Forward foreign currency contracts (to sell)	2,932,349

Average Notional Balance
Interest rate swap contracts	$3,836,000
Credit default swap contracts (to buy protection)	18,550,087

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$17,328	—	$17,328
Forward foreign currency contracts	137,128	—	137,128
Total	$154,456	—	$154,456

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Centrally cleared swap contracts	$7,614	$(7,614)	—
Forward foreign currency contracts	181,079	—	$181,079
OTC swap contracts	25,689	(6,496)	19,193
Total	$214,382	$(14,110)	$200,272

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[3]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

46	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$324,811		$233,197
Class C	31,623		4,318
Class C1	37,758	†	11,157
Class I	—		28,870
Class P	148,320	†	30,535
Total	$542,512		$308,077

†	Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $30 and $3,332 for Class C1 and Class P shares, respectively.

Waivers/Expense Reimbursements
Class A	$31,235
Class C	357
Class C1	1,605
Class I	2,188
Class P	3,332
Total	$38,717

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class A	$4,727,059	$9,593,734
Class B†	—	44,954
Class C	92,081	133,279
Class C1	170,832	451,388
Class I	1,396,690	1,327,402
Class P	1,024,171	2,422,442
Total	$7,410,833	$13,973,199

†	On April 29, 2016, the Fund converted its Class B shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,720,444	$21,236,876	3,976,486	$48,198,046
Shares issued on reinvestment	372,532	4,610,009	771,713	9,370,389
Shares repurchased	(2,219,262)	(27,326,120)	(3,282,322)	(39,731,652)
Net increase (decrease)	(126,286)	$(1,479,235)	1,465,877	$17,836,783

Class B†
Shares sold	—	—	2,097	$24,596
Shares issued on reinvestment	—	—	2,849	33,142
Shares repurchased	—	—	(406,830)	(4,898,584)
Net decrease	—	—	(401,884)	$(4,840,846)

Class C
Shares sold	106,397	$1,312,235	529,403	$6,432,813
Shares issued on reinvestment	3,452	42,732	4,492	54,725
Shares repurchased	(184,253)	(2,270,300)	(130,307)	(1,563,237)
Net increase (decrease)	(74,404)	$(915,333)	403,588	$4,924,301

Class C1
Shares sold	19,153	$234,894	115,965	$1,376,783
Shares issued on reinvestment	13,048	160,467	35,321	425,519
Shares repurchased	(98,250)	(1,206,344)	(438,727)	(5,269,283)
Net decrease	(66,049)	$(810,983)	(287,441)	$(3,466,981)

Class I
Shares sold	5,080,073	$62,503,499	2,416,876	$29,434,291
Shares issued on reinvestment	75,347	933,951	78,279	953,909
Shares repurchased	(1,046,937)	(12,918,293)	(1,103,325)	(13,397,081)
Net increase	4,108,483	$50,519,157	1,391,830	$16,991,119

Class P
Shares sold	79,846	$983,407	195,348	$2,385,883
Shares issued on reinvestment	81,165	1,003,334	196,047	2,375,147
Shares repurchased	(562,380)	(6,923,326)	(1,155,644)	(13,877,706)
Net decrease	(401,369)	$(4,936,585)	(764,249)	$(9,116,676)

†	On April 29, 2016, the Fund converted 319,594 Class B shares into 319,283 Class A shares, valued at $3,885,671. These amounts are reflected in the Class A shares sold and Class B shares repurchased, respectively.

8. Redemption facility

The Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to

48	Western Asset Corporate Bond Fund 2017 Semi-Annual Report

be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2017, the Fund incurred a commitment fee in the amount of $2,232. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2017.

9. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Face Amount	Acquisition Date	Cost	Fair Value at June 30, 2017	Value per Unit	Percent of Net Assets
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$1,521,000	6/17	$1,505,790	$1,505,790	$99.00	0.35%

10. Capital loss carryforward

As of December 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(38,382,247)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

11. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Western Asset Corporate Bond Fund 2017 Semi-Annual Report	49

Western Asset

Corporate Bond Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Corporate Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Corporate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02352 8/17 SR17-3133

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2017